Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument of comprehensive income (Details) - Fair value hedges [member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (1,440)	$ (1,138)	$ (2,735)	$ (2,296)
Cash Flow Hedges One [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (5,415)	$ 9,236	$ 7,561	$ 4,758